Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 21, 2024, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-280414), which was subsequently amended on July 23, 2024, and August 1, 2024, and declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 2, 2024 (the “Registration Statement”). The Registration Statement registered the issuance by the registrant (i) up to 17,974,978 shares of common stock, par value $0.001 per share (the “Common Stock”), upon the exercise of outstanding warrants to purchase Common Stock (the “Warrants”) originally issued by Semper Paratus Acquisition Corporation (“Semper Paratus”), a Cayman Islands exempted company (n/k/a Tevogen Bio Holdings Inc., a Delaware corporation), as part of Semper Paratus’ (a) initial public offering and (b) concurrent private placement (the “Private Placement”) of units at a price of $10.00 per unit, with each unit consisting of one Class A ordinary share of Semper Paratus and one-half of a warrant, and (ii) up to 24,500,000 shares of Common Stock issuable upon the achievement of certain earnout triggering events as described in prospectus below. The Registration Statement also registered for resale by the securityholders identified in this prospectus (each a “Registered Holder” and, collectively, the “Registered Holders”) up to 24,551,308 shares of Common Stock (the “Total Resale Shares”) and 725,000 of our outstanding Warrants, originally issued as part of units sold in the Private Placement (the “Private Placement Warrants”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC on April 2, 2025 (the “2024 Form 10-K”), and update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Tevogen Bio Holdings Inc.
Entity Central Index Key	0001860871
Entity Tax Identification Number	98-1597194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #410
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	877
Local Phone Number	838-6436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #410
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	877
Local Phone Number	838-6436
Contact Personnel Name	Ryan Saadi